CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss)	$ 16,371,134	$ (487,493)
Adjustments to reconcile net income (loss) to net cash used in operating activities
Depreciation and amortization	14,879	14,879
Stock-based compensation- stock option grants	715,727	546,460
Stock-based compensation- warrants	2,136,115	0
Gain on forgiveness of note payable - PPP	0	(1,146,235)
Amortization of operating lease right of use asset	596,556	517,232
Accelerated amortization of ROU asset - lease termination	265,130	0
Gain from lease liability termination	(344,093)	0
Gain from change in fair value of warrant liability	(1,341,120)	0
Gain from change in fair value of earnout liability	(21,976,349)	0
Loss from change in fair value of convertible note	240,784
Non cash interest, net	65,487	17,181
Changes in operating assets and liabilities:
Accounts receivable	(943,152)	125,601
Prepaid expenses and other	(2,329)	14,063
Other assets	(182,333)	0
Operating lease liability	(531,621)	(560,435)
Payroll and income tax receivable	960,383	(939,850)
Accounts payable - trade and accrued expenses	666,136	(88,784)
Deferred revenue	(2,667)	(915,278)
NET CASH USED IN OPERATING ACTIVITIES	(3,291,333)	(2,902,659)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from convertible promissory note	2,584,582	0
Advances from founders, net	1,150,000	600,000
Proceeds from reverse recapitalization	2,809,792	0
Proceeds from small business loan and line of credit	0	565,050
Proceeds from notes receivable - related parties	0	841,917
Repayment of small business loan and line of credit	(424,540)	(140,510)
NET CASH PROVIDED BY FINANCING ACTIVITIES	6,119,834	1,866,457
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	2,828,501	(1,036,202)
Effect from exchange rate on cash	(2,702)	(10,106)
CASH AND CASH EQUIVALENTS, beginning of year	298,614	1,344,922
CASH AND CASH EQUIVALENTS, end of year	3,124,413	298,614
Supplemental disclosures of cash flow information:
Interest paid	21,438	19,950
Taxes paid	17,247	0
Elimination of advances to founders in connection with contribution of Zeppelin by shareholders	1,100,000	0
Elimination of payables to founders in connection with contribution of Zeppelin by shareholders	1,100,000	0
Warrants issued in connection with debt	15,418	0
Recognition of right-of-use asset	1,162,152	1,321,570
Recognition of operating lease liability	1,162,152	1,392,575
Deferred rent write off	0	71,005
Noncash activity related to Merger
Recognition of warrant liability	2,009,105	0
Recognition of earnout liability	27,109,777	0
Recognition of prepaid assets	894,662	0
Recognition of accounts payable	$ 1,500,000	$ 0